Intangible assets, net - amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Amortization expenses	¥ 1,824,762		¥ 1,993,945	¥ 2,109,121
impairment loss	288,221
2022	1,604,324
2023	987,341
2024	124,115
2025	44,898
Thereafter	70,903
Total expected amortization expenses	¥ 2,831,581		¥ 4,902,554
International
Indefinite-lived Intangible Assets [Line Items]
impairment loss | $		$ 288,221